Other Accrued Liabilities - Schedule of Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Other Accrued Liabilities [Abstract]
Accrued expenses	$ 479	$ 806
Others	535	430
Total other accrued liabilities	$ 1,014	$ 1,236